Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Accounts Payable and Accrued Liabilities

22. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31,	2020	2019
Accruals	912	1,085
Trade	608	954
Interest	77	49
Partner Advances	175	16
Employee Long-Term Incentives	130	60
Joint Operations Payable	6	2
Risk Management	58	2
Onerous Contract Provisions	26	17
Other	26	44
	2,018	2,229